Debt (Details)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended			3 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 22, 2009 USD ($)	Mar. 31, 2013 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Apr. 28, 2010 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member]	Mar. 31, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Jul. 30, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member]	Mar. 31, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Dec. 31, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Apr. 28, 2010 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member]	Mar. 31, 2013 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Mar. 31, 2013 Convertible Debt [Member] USD ($)	Dec. 31, 2012 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Mar. 31, 2013 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Mandatory Convertible Bonds [Member] USD ($)	Mar. 31, 2012 Mandatory Convertible Bonds [Member]	Mar. 31, 2013 Bridge Loan [Member] USD ($)	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Mar. 31, 2013 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD	Mar. 31, 2013 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 31, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)
Convertible Bond Derivative Liability Roll Forward [Abstract]
Balance at beginning of period	$ 9,000,000	$ 92,000,000	$ 142,200,000
Fair value movements on conversion features of convertible bonds	(9,000,000)	(83,000,000)
Balance at end of period	0	9,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate (percent)									5.375%	5.375%		5.125%	5.125%		6.50%	6.50%			3.50%			6.00%
Undrawn facility																							750,000,000		1,000,000,000	1,000,000,000		249,000,000	359,000,000
Line of Credit Facility, Commitment Fee Description																												50 percent of the applicable margin
Debt Instrument [Abstract]
Total offering				1,000,000,000	1,000,000,000		750,000,000		700,000,000	700,000,000		750,000,000	750,000,000		300,000,000	300,000,000	732,500,000		732,500,000	789,000,000
Unamortized discount				(6,000,000)	(6,000,000)				(1,000,000)	(1,000,000)		(4,000,000)	(5,000,000)		(5,000,000)	(5,000,000)
Total drawn facility																							0		0	0		377,000,000	266,000,000
Accrued interest				26,000,000	11,000,000				17,000,000	7,000,000		6,000,000	16,000,000		9,000,000	4,000,000	10,000,000	3,000,000
Line of credit facility debt drawn down																												110,000,000
Unsecured Debt [Abstract]
Total carrying value				1,020,000,000	1,005,000,000				716,000,000	706,000,000		752,000,000	761,000,000		304,000,000	299,000,000	704,000,000	689,000,000
Line of credit facility - Maximum facility amount																							750,000,000	1,000,000,000	1,000,000,000	1,000,000,000	600,000,000	626,000,000	625,000,000
Long-term debt duration (years)								10-year			10-year			30-year			5-year							5-year			four year
Interest rate (percent)																							LIBOR + 1.5		LIBOR + 1.5	LIBOR + 1.5		BBSY + 2	BBSY + 2
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																							0.525%		0.525%	0.525%		1.00%	1.00%
Frequency of Commitment Fee description																											quarterly in arrears
Debt instrument issue price (percent)							99.398%
Net proceeds from issuance of debt						737,000,000
Convertible at initial conversion price (Per ADS)																			$ 47.6126
Senior unsecured fixed rate bonds																	694,000,000	686,000,000
Short-term debt at fair value	448,000,000	588,000,000																		448,000,000	588,000,000
Long Term Debt Other Disclosures [Abstract]
Debt Instrument, Convertible, Conversion Price Per share																	100,000
Debt Instrument Convertible If Converted Value In Excess Of Principal																	$ 130,000
Convertible debt - number of dealing days (days)																	20 days
Convertible debt - notice period (days)																	5 days
Mandatory convertible bond - Maximum number of shares on conversion (shares)																				18,140,000
Mandatory convertible bond - Minimum share price on conversion (USD per share)																				$ 43.5
Mandatory convertible bond - Minimum number of shares on conversion (shares)																				14,511,937
Mandatory convertible bond - Maximum share price on conversion (USD per share)																				$ 54.375
Mandatory convertible bond - Share price at period end (USD Per Share)																				$ 23.55